PARKSTONE
================================================================================
VARIABLE ANNUITY
1999 ANNUAL REPORT


[SBL LOGO]
SECURITY BENEFIT LIFE
INSURANCE COMPANIY
A Member of The Security Benefit
Group of companies

A MESSAGE FROM SECURITY BENEFIT

SECURITY BENEFIT GROUP KNOWS WALL STREET AND MAIN STREET

In 1999, Security Benefit Life Insurance Company had another year of outstanding financial results. The driving forces behind our tremendous financial performance were consumers' demand for individual retirement products and the extension of our money management and customer service competencies.

As consumers focus on their future, they look to SBL as a partner for developing personal retirement strategies. Our core competencies--money management and customer service--are very solid and the cornerstone of our stronghold in the market segments.

SECURITY BENEFIT IS A CLEAR CHOICE

There are many qualities that make partnering with Security Benefit a clear choice:

*  variety of retirement products
*  cutting edge service
*  pool of flexible and responsive employees
*  rich heritage of innovation and creativity
*  a rock solid financial foundation
*  a strong risk management philosophy

However, if we were asked to capture what makes partnering with SBL a clear choice in one sentence, here's what we'd say--Security Benefit knows Wall Street and Main Street.

Wall Street and Main Street are among the most famous streets in America, but they're known better for their characteristics rather than their location. Everyone knows that Wall Street is in New York, but Wall Street is more of an adjective today than it is a noun. What are the characteristics of something that's Wall Street-like? It's fast paced, risky and high stress.

Likewise, Main Street has become an adjective. The characteristics of something that's Main Street-like are being friendly, courteous, relaxed, and having a real interest and concern for your neighbor.

Knowledge of both streets is one of our competitive advantages and it's why we are positioned for strong growth in the future.

SECURITY BENEFIT KNOWS WALL STREET

Even though SBL operates out of America's Heartland in Topeka, Kansas--the exact opposite of the Wall Street-like atmosphere--we know Wall Street because of our experience, technology and people.

EXPERIENCE. We've been in the equities business for a long time. SBL was one of the first in the industry to introduce a variable annuity and we were on the front end of the mutual fund explosion.* We're as interested in the return of customers' investments as we are in the return on customers' investments.

TECHNOLOGY. In today's computer age, we receive financial news and information at the same time as any other Wall Street professional. When that one important announcement comes across the wire, we receive the information in real time and our money managers can react appropriately.

PEOPLE. There's an abundance of investment talent and expertise grown in America's breadbasket and SBL attracts its fair share. Here, our talent is moderately insulated from the steady stream of Wall Street noise, so they can focus on what they do best--manage money.

SECURITY BENEFIT KNOWS MAIN STREET

In order to survive in the financial services industry today, you need to be good at providing three things:

*  products with good performance
*  competitive product pricing
*  good customer service

But, in order to thrive in the industry, you need to be great at one of those things.

At Security Benefit, we've got good products with good performance and competitively priced. But, we've made a conscious decision to be great at customer service. In 1999, Dalbar, Inc. recognized Security Benefit for its great customer service--again.

Where does our ability to provide outstanding service stem from? It stems from everyone at Security Benefit having a deep knowledge of Main Street. Main Street is part of Americana. Our goal is to provide customers the high-touch, personalized service you receive when you enter an establishment on Main Street, USA.

In the year 2000 and beyond, we will invest in initiatives that enhance the value we offer to customers and make partnering with Security Benefit an even clearer choice. Thanks for choosing Security Benefit in 1999.

*Variable annuities and mutual funds distributed by Security Distributors, Inc.

BOARD OF DIRECTORS

HOWARD R. FRICKE
CHAIRMAN OF THE BOARD AND CEO
Security Benefit Life Insurance Company
Topeka, Kansas

KRIS A. ROBBINS
PRESIDENT AND COO
Security Benefit Life Insurance Company
Topeka, Kansas

SISTER LORETTO MARIE COLWELL
PRESIDENT AND CEO
St. Francis Hospital and Medical Center
Topeka, Kansas

JOHN C. DICUS
CHAIRMAN OF THE BOARD
Capitol Federal Savings & Loan Association
Topeka, Kansas

STEVEN J. DOUGLASS
CHAIRMAN AND CEO
Payless ShoeSource
Topeka, Kansas

WILLIAM W. HANNA
VICE CHAIRMAN
Koch Industries
Wichita, Kansas

JOHN E. HAYES, JR.
CHAIRMAN OF THE BOARD AND CEO (Ret.)
Western Resources, Inc.
Topeka, Kansas

FRANK SABATINI
CHAIRMAN OF THE BOARD AND CEO
Capital City Bank
Topeka, Kansas

ROBERT C. WHEELER
CHAIRMAN AND CEO
Hill's Pet Nutrition, Inc.
Topeka, Kansas

NOTICE OF MEETING OF MEMBERS

The annual meeting of members of Security Benefit Mutual Holding Company (the "Mutual Holding Company") will be held on Tuesday, June 6, 2000, at 700 SW Harrison St., Topeka, Kansas, at 1:00 p.m. Each owner of an insurance policy issued by Security Benefit Life Insurance Company is a member of the Mutual Holding Company and is entitled to vote, either in person or by proxy, on all matters coming before the meeting. Proxies are available from the corporate secretary and must be returned no later than May 31, 2000.

This report is submitted only for the general information of Security Benefit Life Variable Annuity contractowners and participants and is not authorized for distribution to the public.

For More Information Call
1-800-888-2461

www.securitybenefit.com

REPORT OF INDEPENDENT AUDITORS

The Contract Owners of Parkstone Variable Annuity Account and The Board of Directors of Security Benefit Life Insurance Company

We have audited the accompanying individual and combined balance sheets of Parkstone Variable Annuity Account (comprised of the individual subaccounts as indicated therein) as of December 31, 1999, and the related statement of operations and changes in net assets for the year then ended. These financial statements are the responsibility of Security Benefit Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1999, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the individual subaccounts of Parkstone Variable Annuity Account at December 31, 1999, and the individual and combined results of their operations and changes in their net assets for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP

February 4, 2000

PARKSTONE VARIABLE ANNUITY ACCOUNT
================================================================================
BALANCE SHEETS                                                 DECEMBER 31, 1999
--------------------------------------------------------------------------------
ASSETS                  (DOLLARS IN THOUSANDS, EXCEPT PER SHARE AND UNIT VALUES)

Investments:

  Parkstone Advantage Fund:
    Bond Fund - 614,956 shares at net asset
      value of $9.72 per share (cost, $6,525) .........................  $ 5,977
    Mid-Capitalization Fund - 1,079,540  shares at net
      asset value of $21.27 per share (cost, $16,022) .................   22,962
    International Discovery Fund - 540,121 shares at net
      asset value of $20.51 per share (cost, $7,075) ..................   11,078
    Small Capitalization Fund - 641,129 shares at net
      asset value of $20.77 per share (cost, $10,532) .................   13,316

  Liberty Variable Investment Trust:
    Colonial U.S. Stock Fund - 248,579 shares at net
      asset value of $19.85 per share (cost, $4,717) ..................    4,934
    Colonial Strategic Income Fund - 291,470 shares at
      net asset value of $10.44 per share (cost, $3,288) ..............    3,043
    Newport Tiger Fund - 207,917 shares at net
      asset value of $2.62 per share (cost, $309) .....................      545

  SBL Fund:
    Money  Market  Series  (Series  C) - 153,583  shares at
      net asset  value of $12.04 per share (cost, $1,896) .............    1,849
    Global Strategic Income Series (Series K) - 31,574 shares
      at net asset value of $9.61 per share (cost, $316) ..............      303
    Equity Income Series (Series O) - 426,127 shares at
      net asset value of $17.27 per share (cost, $7,621) ..............    7,359
    Social Awareness Series (Series S) - 16,233 shares
      at net asset value of $31.71 per share (cost, $467) .............      515
                                                                          ------
Combined assets .......................................................  $71,881
                                                                          ======

                            See accompanying notes.

PARKSTONE VARIABLE ANNUITY ACCOUNT
================================================================================
BALANCE SHEETS (CONTINUED)                                     DECEMBER 31, 1999
--------------------------------------------------------------------------------
NET ASSETS                            (DOLLARS IN THOUSANDS, EXCEPT UNIT VALUES)

Net assets are represented by (Note 3):
                                                    NUMBER      UNIT
                                                   OF UNITS     VALUE     AMOUNT
                                                   -----------------------------
NON-TRUST CONTRACTS
   Bond Subaccount:
     Accumulation units ........................    489,524    $11.61    $ 5,684
   Mid-Capitalization Subaccount:
     Accumulation units ........................    938,418     24.08     22,596
   International Discovery Subaccount:
     Accumulation units ........................    544,060     19.90     10,825
   Small Capitalization Subaccount:
     Accumulation units ........................    584,871     22.60     13,218
   Colonial U.S. Stock Subaccount:
     Accumulation units ........................    382,831     12.89      4,934
   Colonial Strategic Income Subaccount:
     Accumulation units ........................    289,310     10.52      3,043
   Newport Tiger Subaccount:
     Accumulation units ........................     38,757     14.06        545
   Money Market Subaccount:
     Accumulation units ........................    168,620     10.72      1,807
   Global Strategic Income Subaccount:
     Accumulation units ........................     28,720     10.56        303
   Equity Income Subaccount:
     Accumulation units ........................    640,641     10.97      7,025
   Social Awareness Subaccount:
     Accumulation units ........................     34,749     14.81        515

TRUST CONTRACTS
   Bond Subaccount:
     Accumulation units ........................     24,047     12.21        293
   Mid-Capitalization Subaccount:
     Accumulation units ........................     14,521     25.21        366
   International Discovery Subaccount:
     Accumulation units ........................     12,112     20.87        253
   Small Capitalization Subaccount:
     Accumulation units ........................      4,134     23.75         98
   Colonial U.S. Stock Fund Subaccount:
     Accumulation units ........................        ---       ---        ---
   Colonial Strategic Income Subaccount:
     Accumulation units ........................        ---       ---        ---
   Money Market Subaccount:
     Accumulation units ........................      3,874     10.84         42
   Global Strategic Income Subaccount:
     Accumulation units ........................        ---       ---        ---
   Equity Income Subaccount:
     Accumulation units ........................     29,892     11.16        334
                                                                          ------
Combined net assets ............................                         $71,881
                                                                          ======

                             See accompanying notes.

PARKSTONE VARIABLE ANNUITY ACCOUNT
====================================================================================================================================
STATEMENTS OF OPERATIONS AND
CHANGES IN NET ASSETS                                                                                   YEAR ENDED DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      (IN THOUSANDS)
                                                                                          MID-        INTERNATIONAL       SMALL
                                                                           BOND      CAPITALIZATION     DISCOVERY     CAPITALIZATION
                                                                        SUBACCOUNT     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                                                        ------------------------------------------------------------
NON-TRUST CONTRACTS

Dividend distributions ..............................................    $   482       $    ---         $   ---          $   ---
Expenses (NOTE 2):
  Mortality and expense risk fee.....................................        (88)          (267)           (121)            (161)
  Administrative fee ................................................        (11)           (32)            (15)             (19)
                                                                        ------------------------------------------------------------
Net investment income (loss).........................................        383           (299)           (136)            (180)

Capital gains distributions..........................................         85          1,219             429              586
Realized gain (loss) on investments..................................         82          1,970           1,130           (1,434)
Unrealized appreciation (depreciation) on investments................       (818)         4,483           2,655            3,358
                                                                        ------------------------------------------------------------
Net realized and unrealized gain (loss) on investments...............       (651)         7,672           4,214            2,510
                                                                        ------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations......       (268)         7,373           4,078            2,330
Net assets at beginning of year......................................      8,767         24,795          10,956           18,210
Variable annuity deposits (NOTES 2 AND 3)............................        785            789             299              927
Terminations and withdrawals (NOTES 2 AND 3).........................     (3,600)       (10,361)         (4,508)          (8,249)
                                                                        ------------------------------------------------------------
Net assets at end of year............................................    $ 5,684       $ 22,596         $10,825          $13,218
                                                                        ============================================================


TRUST CONTRACTS

Dividend distributions...............................................      $  27           $---           $ ---            $ ---
Expenses (NOTE 2):
  Mortality and expense risk fee.....................................         (4)            (3)             (2)              (1)
  Administrative fee.................................................        ---            ---             ---              ---
                                                                        ------------------------------------------------------------
Net investment income (loss).........................................         23             (3)             (2)              (1)

Capital gains distributions..........................................          5             19               9                4
Realized gain (loss) on investments..................................         22             94              75              (61)
Unrealized appreciation (depreciation) on investments................        (73)            35              24               52
                                                                        ------------------------------------------------------------
Net realized and unrealized gain (loss) on investments...............        (46)           148             108               (5)
                                                                        ------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations......        (23)           145             106               (6)
Net assets at beginning of year......................................        770            694             456              357
Variable annuity deposits (NOTES 2 AND 3)............................        134            ---             ---               16
Terminations and withdrawals (NOTES 2 AND 3).........................       (588)          (473)           (309)            (269)
                                                                        ------------------------------------------------------------
Net assets at end of year............................................      $ 293          $ 366           $ 253            $  98
                                                                        ============================================================

                                                      See accompanying notes.

PARKSTONE VARIABLE ANNUITY ACCOUNT
====================================================================================================================================
STATEMENTS OF OPERATIONS AND
CHANGES IN NET ASSETS (CONTINUED)                                                                       YEAR ENDED DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      (IN THOUSANDS)
                                                                                      COLONIAL
                                                                         COLONIAL     STRATEGIC     NEWPORT      MONEY
                                                                        U.S. STOCK     INCOME        TIGER       MARKET
                                                                        SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                                        -------------------------------------------------
NON-TRUST CONTRACTS

Dividend distributions ..............................................    $    27      $   223       $   4       $   157
Expenses (NOTE 2):
  Mortality and expense risk fee.....................................        (59)         (42)         (6)          (25)
  Administrative fee.................................................         (7)          (5)         (1)           (3)
                                                                        -------------------------------------------------
Net investment income (loss).........................................        (39)         176          (3)          129

Capital gains distributions..........................................        246          ---         ---           ---
Realized gain (loss) on investments..................................        245          (22)         50            24
Unrealized appreciation (depreciation) on investments................         12         (146)        208           (91)
                                                                        -------------------------------------------------
Net realized and unrealized gain (loss) on investments...............        503         (168)        258           (67)
                                                                        -------------------------------------------------
Net increase (decrease) in net assets resulting from operations......        464            8         255            62
Net assets at beginning of year......................................      3,957        3,362         449         1,955
Variable annuity deposits (NOTES 2 AND 3)............................      2,595          761         139         1,470
Terminations and withdrawals (NOTES 2 AND 3).........................     (2,082)      (1,088)       (298)       (1,680)
                                                                        -------------------------------------------------
Net assets at end of year............................................    $ 4,934      $ 3,043       $ 545       $ 1,807
                                                                        =================================================


TRUST CONTRACTS

Dividend distributions...............................................      $ ---        $ ---        $---          $  3
Expenses (NOTE 2):
  Mortality and expense risk fee.....................................        ---          ---                       ---
  Administrative fee.................................................        ---          ---                       ---
                                                                        -------------------------------------------------
Net investment income (loss).........................................        ---          ---                        (3)

Capital gains distributions..........................................        ---          ---                       ---
Realized gain (loss) on investments..................................          8           (2)                      ---
Unrealized appreciation (depreciation) on investments................         (2)           5                        (1)
                                                                        -------------------------------------------------
Net realized and unrealized gain (loss) on investments...............          6            3                        (1)
                                                                        -------------------------------------------------
Net increase (decrease) in net assets resulting from operations......          6            3                         2
Net assets at beginning of year......................................        102          139                        41
Variable annuity deposits (NOTES 2 AND 3)............................        ---            2                       ---
Terminations and withdrawals (NOTES 2 AND 3).........................       (108)        (144)                       (1)
                                                                        -------------------------------------------------
Net assets at end of year............................................      $ ---        $ ---        $---          $ 42
                                                                        =================================================

                                                       See accompanying notes.

------------------------------------------------------------------------------------------------------------------------------------
                                                                          GLOBAL
                                                                         STRATEGIC         EQUITY           SOCIAL
                                                                          INCOME           INCOME          AWARENESS
                                                                        SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      COMBINED
                                                                        ----------------------------------------------------------
NON-TRUST CONTRACTS

Dividend distributions ..............................................      $---           $   227           $   2        $  1,122
Expenses (NOTE 2):
  Mortality and expense risk fee.....................................        (4)              (93)             (5)           (871)
  Administrative fee.................................................       ---               (11)             (1)           (105)
                                                                        ----------------------------------------------------------
Net investment income (loss).........................................        (4)              123              (4)            146

Capital gains distributions..........................................         2               368              16           2,951
Realized gain (loss) on investments..................................        (8)                9              43           2,089
Unrealized appreciation (depreciation) on investments................         9              (356)              9           9,323
                                                                        ----------------------------------------------------------
Net realized and unrealized gain (loss) on investments...............         3                21              68          14,363
                                                                        ----------------------------------------------------------
Net increase (decrease) in net assets resulting from operations......        (1)              144              64          14,509
Net assets at beginning of year......................................       356             6,361             265          79,433
Variable annuity deposits (NOTES 2 AND 3)............................        41             3,267             532          11,605
Terminations and withdrawals (NOTES 2 AND 3).........................       (93)           (2,747)           (346)        (35,052)
                                                                        ----------------------------------------------------------
Net assets at end of year............................................      $303           $ 7,025           $ 515        $ 70,495
                                                                        ==========================================================


TRUST CONTRACTS

Dividend distributions...............................................     $ ---             $  16            $---         $    46
Expenses (NOTE 2):
  Mortality and expense risk fee.....................................       ---                (3)                            (13)
  Administrative fee.................................................       ---               ---                             ---
                                                                        ----------------------------------------------------------
Net investment income (loss).........................................       ---                13                             (33)

Capital gains distributions..........................................       ---                30                              67
Realized gain (loss) on investments..................................       (12)                7                             131
Unrealized appreciation (depreciation) on investments................        12               (20)                             32
                                                                        ----------------------------------------------------------
Net realized and unrealized gain (loss) on investments...............       ---                17                             230
                                                                        ----------------------------------------------------------
Net increase (decrease) in net assets resulting from operations......       ---                30                             263
Net assets at beginning of year......................................       140               579                           3,278
Variable annuity deposits (NOTES 2 AND 3)............................         2                 8                             162
Terminations and withdrawals (NOTES 2 AND 3).........................      (142)             (283)                         (2,317)
                                                                        ----------------------------------------------------------
Net assets at end of year............................................     $ ---             $ 334            $---         $ 1,386
                                                                        ==========================================================

                                                       See accompanying notes.

PARKSTONE VARIABLE ANNUITY ACCOUNT
================================================================================
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   ORGANIZATION - Parkstone Variable Annuity Account (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested in the Parkstone Advantage Fund, Liberty Variable Investment Trust or SBL Fund, mutual funds not otherwise available to the public. As directed by the owners, amounts deposited are invested in shares of the following accounts of the Parkstone Advantage Fund: Bond Fund - emphasis on current income as well as preservation of capital, Mid-Capitalization Fund - emphasis on capital appreciation, International Discovery Fund - emphasis on long-term capital growth through investment in foreign and domestic common stocks, and the
   Small Capitalization Fund - emphasis on capital appreciation through investment in small- to medium-sized companies; the following accounts of the Liberty Variable Investment Trust: Colonial U.S. Stock Fund - emphasis on seeking growth over time through investment in common stock of U.S. companies, Colonial Strategic Income Fund - emphasis on high current income through investment in U.S. and foreign government securities and high-yield, high-risk corporate debt securities, and the Newport Tiger Fund - emphasis on long-term capital growth through investment in equity securities of companies located in East Asia; and the following accounts of the SBL Fund: Money Market Series (Series C) - emphasis on capital preservation while generating interest income, Global Strategic Income Series (Series K) - emphasis on high current income with secondary emphasis on capital appreciation, Equity Income Series (Series O) - emphasis on substantial dividend income and capital appreciation and Social Awareness Series (Series S) - emphasis on capital appreciation. During 1999, Global Aggressive Bond Series of the SBL Fund was renamed Global Strategic Income Series.

   Two types of  investment  contracts  are offered - one for  individuals  (the
   Non-Trust   Contracts)   and  one  for  trusts  and  customers  of  financial
   institutions' trust departments (the Trust Contracts).

   Under the terms of the investment advisory contracts, portfolio investments of the Parkstone Advantage Fund are made by First of America Investment Corporation, with Gulfstream Global Investors, Ltd. providing sub-advisory services to the International Discovery Fund. First of America Investment Corp., a wholly-owned subsidiary of First of America Bank, N.A., which is a wholly-owned subsidiary of National City Corporation, holds a 72% interest in Gulfstream Global Investors, Ltd. Portfolio investments of the Liberty Variable Investment Trust are made by Liberty Advisory Services Corp. with Colonial Management Associates, Inc. providing subadvisory services to the Colonial U.S. Stock Fund and the Colonial Strategic Income Fund and Newport Fund Management, Inc. providing subadvisory services to the Newport Tiger Fund. Portfolio investments of the SBL Fund are made by Security Management Company, LLC (SMC), a limited liability company controlled by its members, SBL and Security Benefit Group, Inc., a wholly-owned subsidiary of SBL. SMC has engaged T. Rowe Price Associates, Inc. to provide subadvisory services for the Equity Income Series (Series O). Meridian Investment Management Corporation (Meridian) served as subadvisor for the Global Strategic Income Series (Series K) until May 15, 1999, when Meridian was replaced by Wellington Management.

   INVESTMENT VALUATION - Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine realized gains and losses. Security transactions are accounted for on the trade date.

   The cost of investments purchased and proceeds from investments sold for the year ended December 31 were as follows:

                                   NON-TRUST CONTRACTS        TRUST CONTRACTS
                                  ---------------------    ---------------------
                                   COST OF    PROCEEDS      COST OF    PROCEEDS
                                  PURCHASES  FROM SALES    PURCHASES  FROM SALES
                                  ---------  ----------    ---------  ----------
                                      (IN THOUSANDS)           (IN THOUSANDS)

   Bond Fund .....................  $1,519     $ 3,866        $236       $662
   Mid-Capitalization Fund .......   2,770      11,423         120        576
   International Discovery Fund ..     945       4,850          86        399
   Small Capitalization Fund .....   2,043       8,959          90        340
   Colonial U.S. Stock Fund ......   3,303       2,587          54        158
   Colonial Strategic Income Fund.   1,110       1,260          73        216
   Newport Tiger Fund ............     151         313         ---        ---
   Money Market Series ...........   1,836       1,917         189        187
   Global Strategic Income Series.      44          97          74        215
   Equity Income Series ..........   4,196       3,184         105        338
   Social Awareness Series .......     583         385         ---        ---

   ANNUITY RESERVES - As of December 31, 1999, annuity reserves have not been established because there are no contracts that have matured and are in the payout stage.

   REINVESTMENT OF DIVIDENDS - Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

   FEDERAL INCOME TAXES - The operations of the Account are part of the operations of SBL. Under current law, no federal income taxes are allocated by SBL to the operations of the Account.

   USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. VARIABLE ANNUITY CONTRACT CHARGES

   SBL deducts a maintenance fee of $30 per year for each individual contract. An administrative fee is deducted equal to an annual rate of 0.15% and 0.05% of each subaccount's average daily net assets which funds the Non-Trust and Trust Contracts, respectively. Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.25% and 0.65% of the net asset value of each Non-Trust and Trust Contract, respectively, of which 0.6% is for assuming mortality risks and the remainder is for assuming expense risks.

   A contingent deferred sales charge is assessed against certain withdrawals during the first seven years of the contract from the date a purchase payment is made. For contracts issued prior to December 1, 1997, the charge began at 5%, declining to 2% in the seventh year. For contracts issued on or after that date, the charge began at 7%, declining to 1% in the seventh year.

   When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

3. SUMMARY OF UNIT TRANSACTIONS (IN THOUSANDS)

                                                           NON-TRUST     TRUST
                                                           CONTRACTS   CONTRACTS
                                                           ---------   ---------
    Bond Subaccount:
       Variable annuity deposits..........................     67          11
       Terminations, withdrawals and expense charges .....    303          48

    Mid-Capitalization Subaccount:
       Variable annuity deposits..........................     44         ---
       Terminations, withdrawals and expense charges .....    571          25

    International Discovery Subaccount:
       Variable annuity deposits..........................     22         ---
       Terminations, withdrawals and expense charges .....    324          22

    Small Capitalization Subaccount:
       Variable annuity deposits..........................     60           1
       Terminations, withdrawals and expense charges .....    516          17

    Colonial U.S. Stock Subaccount:
       Variable annuity deposits..........................    213         ---
       Terminations, withdrawals and expense charges .....    169           8

    Colonial Strategic Income Subaccount:
       Variable annuity deposits..........................     72         ---
       Terminations, withdrawals and expense charges .....    103          13

    Newport Tiger Subaccount:
       Variable annuity deposits..........................     14         ---
       Terminations, withdrawals and expense charges .....     28         ---

    Money Market Subaccount:
       Variable annuity deposits..........................    140         ---
       Terminations, withdrawals and expense charges .....    160         ---

    Global Strategic Income Subaccount:
       Variable annuity deposits..........................      4         ---
       Terminations, withdrawals and expense charges .....      9          13

    Equity Income Subaccount:
       Variable annuity deposits..........................    291           1
       Terminations, withdrawals and expense charges .....    241          24

    Social Awareness Subaccount:
       Variable annuity deposits..........................     40         ---
       Terminations, withdrawals and expense charges .....     26         ---